Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about investment property

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(2)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2021	1,275	1,362	436	720	222	4,015
Additions	23	13	—	194	59	289
Disposals	(306)	(267)	—	(122)	(20)	(715)
At 30 June 2021	992	1,108	436	792	261	3,589
Accumulated depreciation:
At 1 January 2021	491	1,053	434	178	119	2,275
Charge for the period(1)	17	47	—	48	10	122
Impairment during the period	57	29	—	—	19	105
Disposals	(210)	(236)	—	(50)	(19)	(515)
At 30 June 2021	355	893	434	176	129	1,987
Net book value	637	215	2	616	132	1,602

Cost:
At 1 January 2020	1,275	1,442	439	738	214	4,108
Additions	61	24	2	185	10	282
Disposals	(61)	(104)	(5)	(203)	(2)	(375)
At 31 December 2020	1,275	1,362	436	720	222	4,015
Accumulated depreciation:
At 1 January 2020	457	1,022	434	164	60	2,137
Charge for the year(1)	56	111	—	92	59	318
Impairment during the year	24	—	—	—	—	24
Disposals	(46)	(80)	—	(78)	—	(204)
At 31 December 2020	491	1,053	434	178	119	2,275
Net book value	784	309	2	542	103	1,740
(1)Following a review of the estimated useful lives of property as part of Santander UK's transformation program, the charge for the period includes accelerated property depreciation of £4m (2020: £9m).
(2)Property, plant and equipment includes assets under construction of £72m (2020: £55m).